RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Grower Advances (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Short-Term
Allowances for advances to growers and suppliers	$ (10,650)	$ (9,606)
Net advances to growers and suppliers	149,086	72,350
Long-Term
Net advances to growers and suppliers	13,309	10,337
Secured advances
Short-Term
Gross advances to growers and suppliers	84,522	49,919
Allowances for advances to growers and suppliers	(7,723)	(5,512)
Long-Term
Gross advances to growers and suppliers	15,187	11,456
Allowances for advances to growers and suppliers	(1,911)	(1,735)
Unsecured advances
Short-Term
Gross advances to growers and suppliers	75,214	32,037
Allowances for advances to growers and suppliers	(2,927)	(4,094)
Long-Term
Gross advances to growers and suppliers	667	1,358
Allowances for advances to growers and suppliers	$ (634)	$ (742)